SCHEDULE OF SIGNIFICANT INPUTS USED IN FAIR VALUE MEASUREMENT (Details) - Gravitics Inc [Member] $ in Thousands	Jun. 30, 2026 USD ($)	Jan. 12, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
FairValueMeasurementsLineItems [Line Items]
Equity value				$ 30,600
Fair Value, Inputs, Level 3 [Member]
FairValueMeasurementsLineItems [Line Items]
Equity value			$ 111,800	30,601
Fair Value, Inputs, Level 3 [Member] | Convertible Debt [Member]
FairValueMeasurementsLineItems [Line Items]
Equity value			111,800	$ 30,601
Fair Value, Inputs, Level 3 [Member] | SAFE Liabilities [Member]
FairValueMeasurementsLineItems [Line Items]
Equity value			$ 111,800
Fair Value, Inputs, Level 3 [Member] | Series A One Redeemable Convertible Preferred Stock [Member]
FairValueMeasurementsLineItems [Line Items]
Equity value	$ 173,534
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.13	1.0
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | Minimum [Member] | Convertible Debt [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.13	1.0
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.75	1.75
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | Maximum [Member] | Convertible Debt [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.83	1.83
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | Series A Two Redeemable Convertible Preferred Stock [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input		3.0
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | SAFE Liabilities [Member] | Minimum [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.13
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | SAFE Liabilities [Member] | Maximum [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.75
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member] | Series A One Redeemable Convertible Preferred Stock [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input	3.0
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member] | Convertible Debt [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.570
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.320	0.335
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member] | Convertible Debt [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input				0.470
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.325	0.365
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member] | Convertible Debt [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input				0.540
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member] | Series A Two Redeemable Convertible Preferred Stock [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input		0.75
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member] | SAFE Liabilities [Member] | Minimum [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.320
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member] | SAFE Liabilities [Member] | Maximum [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.325
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member] | Series A One Redeemable Convertible Preferred Stock [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input	0.75
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Series A Two Redeemable Convertible Preferred Stock [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input		0.038
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Series A One Redeemable Convertible Preferred Stock [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input	0.038
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member] | Minimum [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.038	0.052
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member] | Minimum [Member] | Convertible Debt [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.203	0.196
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member] | Maximum [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.092	0.085
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member] | Maximum [Member] | Convertible Debt [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.355	0.348
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member] | SAFE Liabilities [Member] | Minimum [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.038
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member] | SAFE Liabilities [Member] | Maximum [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.092
Fair Value, Inputs, Level 3 [Member] | Measurement Input Probability of Equity Financing [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.850	0.750
Fair Value, Inputs, Level 3 [Member] | Measurement Input Probability of Equity Financing [Member] | Convertible Debt [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.850	0.750
Fair Value, Inputs, Level 3 [Member] | Measurement Input Probability of Equity Financing [Member] | SAFE Liabilities [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.850
Fair Value, Inputs, Level 3 [Member] | Measurement Input Probability of Liquidity Event [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.125	0.150
Fair Value, Inputs, Level 3 [Member] | Measurement Input Probability of Liquidity Event [Member] | SAFE Liabilities [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.125
Fair Value, Inputs, Level 3 [Member] | Measurement Input Probability of Dissloution Event [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.025	0.100
Fair Value, Inputs, Level 3 [Member] | Measurement Input Probability of Dissloution Event [Member] | Convertible Debt [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.025	0.100
Fair Value, Inputs, Level 3 [Member] | Measurement Input Probability of Dissloution Event [Member] | SAFE Liabilities [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.025
Fair Value, Inputs, Level 3 [Member] | Measurement Inpu Weighting Of Exit Scenario [Member] | Series A One Redeemable Convertible Preferred Stock [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input	0.40
Fair Value, Inputs, Level 3 [Member] | Measurement Input Weighting of Going Concern Scenario [Member] | Series A One Redeemable Convertible Preferred Stock [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input	0.60
Fair Value, Inputs, Level 3 [Member] | Measurement Input Probability of Corporate Transaction [Member] | Convertible Debt [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.100	10.0
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Maturity [Member] | Convertible Debt [Member]
FairValueMeasurementsLineItems [Line Items]
Measurement input			0.025	0.050
Fair Value, Inputs, Level 3 [Member] | Series A Two Redeemable Convertible Preferred Stock [Member]
FairValueMeasurementsLineItems [Line Items]
Equity value		$ 99,868